Derivatives - Schedule of Derivative Instruments (Details) € in Millions, £ in Millions, $ in Millions	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | £	£ 325.0			£ 335.0
Designated as Hedging Instrument | Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | $			$ 421			$ 428
Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount		€ 0.0	$ 0		€ 5.0	$ 5